Annual Operating Expenses {- Fidelity Disruptive Finance Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Finance Fund	Jul. 30, 2022
Fidelity Disruptive Finance Fund
Operating Expenses:
Management fee	1.00%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	1.00%
Loyalty Class 1
Operating Expenses:
Management fee	0.76%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.76%
Loyalty Class 2
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%
Class F
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none